Share-Based Payment - Schedule of Weighted Average Exercise Prices of Share (Details) - $ / shares		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Share-Based Payment [Line Items]
Number of Options, Outstanding at beginning of year (in Shares)		250,583	[1]	247,883	[1]	225,500
Weighted Average Exercise Price,Outstanding at beginning of year		$ 5.61		$ 5.56		$ 5.55
Number of Options, Outstanding at end of year (in Shares)	[1]	481,433		250,583		247,883
Weighted Average Exercise Price,Outstanding at end of year		$ 6.44		$ 5.61	[1]	$ 5.56	[1]
Number of Options, Exercisable at end of year (in Shares)		153,361		113,345		56,375
Weighted Average Exercise Price, Exercisable at end of year		$ 5.6		$ 5.56		$ 5.55
The weighted average remaining contractual life for the share options		$ 6.46		$ 4.06		$ 5
Number of Options, Granted (in Shares)		258,000		12,700		22,383
Weighted Average Exercise Price,Granted		$ 7.14		$ 6.36		$ 5.64
Number of Options, Exercised (in Shares)		(19,050)
Weighted Average Exercise Price,Exercised
Number of Options, Forfeited (in Shares)		(8,100)		(10,000)
Weighted Average Exercise Price,Forfeited		$ 5.65		$ 5.36
Israeli Share Option Plan [Member]
Share-Based Payment [Line Items]
Number of Options, Outstanding at beginning of year (in Shares)		2,567,488	[2]	3,022,098	[2]	3,022,314
Weighted Average Exercise Price,Outstanding at beginning of year		$ 19.81		$ 19.81		$ 19.91
Number of Options, Outstanding at end of year (in Shares)	[2]	3,078,995		2,567,488		3,022,098
Weighted Average Exercise Price,Outstanding at end of year	[2]	$ 21.53		$ 19.81		$ 19.81
Number of Options, Exercisable at end of year (in Shares)	[3]	1,206,709		1,518,437		1,412,709
Weighted Average Exercise Price, Exercisable at end of year	[3]	$ 20.18		$ 20.25		$ 20.4
The weighted average remaining contractual life for the share options		$ 5.88		$ 3.49		$ 3.93
Number of Options, Granted (in Shares)		1,312,000		29,849		321,264
Weighted Average Exercise Price,Granted		$ 23.75		$ 23.33		$ 18.6
Number of Options, Exercised (in Shares)		(742,654)		(189,154)		(42,175)
Weighted Average Exercise Price,Exercised		$ 19.86		$ 18.49		$ 19.04
Number of Options, Forfeited (in Shares)		(57,839)		(295,305)		(279,305)
Weighted Average Exercise Price,Forfeited		$ 18.32		$ 20.9		$ 19.57

[1]	The range of exercise prices for share options outstanding as of December 31, 2024, were USD 4.57- USD 7.14 Exercise is by net exercise method.
[2]	The range of exercise prices for share options outstanding as of December 31, 2025, were NIS 16.53- NIS 29.68. Exercise is by net exercise method.
[3]	The weighted average exercise price of the exercisable options at December 31, 2025, 2024 and 2023 translated into U.S. dollars as of the relevant exchange rate on those days is $6.12, $5.55, $5.62, respectively.